AB Large Cap Growth Fund, Inc.

Portfolio of Investments

October 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.5%
Health Care - 24.9%
Biotechnology - 5.7%
Regeneron Pharmaceuticals, Inc. (a)	698,071	$213,805,186
Vertex Pharmaceuticals, Inc. (a)	1,770,565	346,110,046

		559,915,232

Health Care Equipment & Supplies - 8.4%
ABIOMED, Inc. (a)	310,310	64,414,150
Align Technology, Inc. (a)	296,860	74,894,809
Edwards Lifesciences Corp. (a)(b)	979,015	233,377,596
Intuitive Surgical, Inc. (a)	561,301	310,371,388
Stryker Corp.	666,582	144,161,689

		827,219,632

Health Care Providers & Services - 5.0%
UnitedHealth Group, Inc.	1,938,618	489,888,769

Health Care Technology - 0.2%
Veeva Systems, Inc.-Class A (a)	125,072	17,738,962

Life Sciences Tools & Services - 1.8%
Illumina, Inc. (a)	459,020	135,649,591
Mettler-Toledo International, Inc. (a)	53,060	37,404,116

		173,053,707

Pharmaceuticals - 3.8%
Zoetis, Inc.	2,943,618	376,547,614

		2,444,363,916

Information Technology - 22.4%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	552,734	135,182,154

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp.-Class A	366,995	36,820,608
Cognex Corp.	681,592	35,095,172
IPG Photonics Corp. (a)	292,213	39,238,362

		111,154,142

IT Services - 7.7%
Euronet Worldwide, Inc. (a)	18,300	2,563,281
PayPal Holdings, Inc. (a)	2,547,843	265,230,457
Visa, Inc.-Class A (b)	2,750,641	491,979,649

		759,773,387

Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV ADR (b)	146,040	38,258,099
Texas Instruments, Inc.	359,630	42,432,744
Xilinx, Inc.	1,400,159	127,050,427

		207,741,270

Company	Shares	U.S. $ Value
Software - 9.1%
Adobe, Inc. (a)	544,950	$151,457,953
ANSYS, Inc. (a)	20,580	4,530,687
Microsoft Corp.	4,639,183	665,119,667
Paycom Software, Inc. (a)	173,124	36,620,920
Tyler Technologies, Inc. (a)	146,160	39,246,883

		896,976,110

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	365,592	90,944,666

		2,201,771,729

Communication Services - 14.8%
Entertainment - 1.8%
Electronic Arts, Inc. (a)	1,834,566	176,852,162

Interactive Media & Services - 13.0%
Alphabet, Inc.-Class C (a)	579,598	730,357,236
Facebook, Inc.-Class A (a)	2,843,655	544,986,481

		1,275,343,717

		1,452,195,879

Consumer Discretionary - 13.3%
Hotels, Restaurants & Leisure - 0.6%
Domino’s Pizza, Inc. (b)	208,320	56,583,878

Internet & Direct Marketing Retail - 2.9%
Booking Holdings, Inc. (a)	136,430	279,513,691
Etsy, Inc. (a)	123,239	5,482,903

		284,996,594

Specialty Retail - 7.3%
Burlington Stores, Inc. (a)	749,512	144,033,721
Home Depot, Inc. (The)	1,370,434	321,476,408
TJX Cos., Inc. (The)	2,309,074	133,118,116
Ulta Salon Cosmetics & Fragrance, Inc. (a)	517,980	120,767,037

		719,395,282

Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc.-Class B (b)	2,821,314	252,648,669

		1,313,624,423

Consumer Staples - 6.6%
Beverages - 4.1%
Constellation Brands, Inc.-Class A	268,350	51,075,056
Monster Beverage Corp. (a)	6,272,917	352,098,831

		403,173,887

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	821,800	244,164,998

		647,338,885

Industrials - 5.9%
Building Products - 2.0%
Allegion PLC (b)	1,406,871	163,253,311
AO Smith Corp. (b)	728,141	36,174,045

		199,427,356

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.3%
Copart, Inc. (a)	1,500,007	$123,960,578

Electrical Equipment - 0.7%
AMETEK, Inc.	741,380	67,947,477

Industrial Conglomerates - 1.5%
Roper Technologies, Inc.	431,893	145,530,665

Machinery - 0.4%
IDEX Corp.	285,770	44,445,808

		581,311,884

Materials - 2.1%
Chemicals - 2.1%
Sherwin-Williams Co. (The)	367,474	210,312,720

Financials - 0.5%
Capital Markets - 0.5%
S&P Global, Inc. (b)	189,820	48,971,662

Total Common Stocks (cost $6,450,198,073)		8,899,891,098

SHORT-TERM INVESTMENTS - 9.4%
Investment Companies - 9.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio Class AB, 1.78% (c)(d)(e) (cost $921,944,443)	921,944,443	921,944,443

Total Investments - 99.9% (cost $7,372,142,516) (f)		9,821,835,541
Other assets less liabilities - 0.1%		9,814,902

Net Assets - 100.0%		$9,831,650,443

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of October 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,474,876,435 and gross unrealized depreciation of investments was $(25,183,410), resulting in net unrealized appreciation of $2,449,693,025.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Large Cap Growth Fund, Inc.

October 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$8,899,891,098		$	– 0	–	$	– 0	–	$8,899,891,098
Short-Term Investments	921,944,443			– 0	–		– 0	–	921,944,443

Total Investments in Securities	9,821,835,541			– 0	–		– 0	–	9,821,835,541
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$9,821,835,541		$	– 0	–	$	– 0	–	$9,821,835,541

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2019 is as follows:

Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$927,789	$440,434	$446,279	$921,944	$4,463